INCOME TAXES - Expense For Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal				$ 0
State and local				40
Current income tax expense				40
Deferred:
Federal				0
State and local				0
Deferred income tax expense				0
Income tax expense	$ 13		$ 0	40	$ 0	$ 0
Loss before income taxes after the Reverse Recapitalization	$ (31,734)	$ (7,093)	$ (5,726)	$ (30,639)	$ (24,663)	$ (22,439)
Effective income tax rate				(0.60%)